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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [  ]; Amendment Number:
                                               ---------------------------------
         This Amendment (Check only one.):       [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Perseus, L.L.C.
             ----------------------------------------------------------
Address:     2099 Pennsylvania Avenue, N.W., Suite 900
             ----------------------------------------------------------
             Washington, D.C.  20006
             ----------------------------------------------------------

Form 13F File Number:  028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Rodd Macklin
             ----------------------------------------------------------
Title:       Chief Financial Officer, Treasurer and Secretary
             ----------------------------------------------------------
Phone:       (202) 772-1481
             ----------------------------------------------------------

Signature, Place, and Date of Signing:

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
  /s/ RODD MACKLIN                                          Washington, D.C.                 November 14, 2002
--------------------------------------------     -----------------------------------    --------------------------
                [Signature]                                  [City, State]                        [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                             0
                                            ---------------------------

Form 13F Information Table Entry Total:                       32
                                            ---------------------------

Form 13F Information Table Value Total:                       $115,490
                                            ---------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE



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                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------------  -------- ---------  ----------  ----------------------  ---------- --------- ----------------------
                                                                                                                       VOTING
                                                                                                                     AUTHORITY
                                 TITLE                            SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ----------------------
        NAME OF ISSUER          OF CLASS   CUSIP    VALUE (x$)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
        --------------          --------   -----    ----------    -------    ---  ----  ----------  -------- --------- ------  ----
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
          Aksys Ltd.             Common  010196103      $6,441  1,148,181    SH          DEFINED             1,148,181
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   Allos Therapeutics, Inc.      Common  019777101      $7,870    928,100    SH          DEFINED               928,100
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        Atrix Labs Inc.          Common  04962L101        $367     24,800    SH          DEFINED                24,800
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      Beacon Power Corp.         Common  073677106        $993  7,091,554    SH          DEFINED             7,091,554
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      Cell Genesys, Inc.         Common  150921104        $139     11,567    SH          DEFINED                11,567
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CollaGenex Pharmaceuticals Inc.  Common  19419B100      $2,100    319,000    SH          DEFINED               319,000
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     Connetics Corporation       Common  208192104      $2,828    305,781    SH          DEFINED               305,781
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          Curis, Inc.            Common  231269101        $304    274,011    SH          DEFINED               274,011
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     Dendreon Corporation        Common  24823Q107      $1,720    422,525    SH          DEFINED               422,525
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      Diversa Corporation        Common  255064107      $6,968    816,823    SH          DEFINED               816,823
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  Esperion Therapeutics, Inc.    Common  29664R106      $8,204  1,434,200    SH          DEFINED             1,434,200
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        Exelixis, Inc.           Common  30161Q104      $4,177    843,750    SH          DEFINED               843,750
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 Guilford Pharmaceuticals Inc.   Common  401829106      $3,453    713,500    SH          DEFINED               713,500
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         [Repeat as necessary]

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                           FORM 13F INFORMATION TABLE

              COLUMN 1              COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
---------------------------------- --------- ---------  ----------  -------------------- ----------  -------- ----------------------
                                                                                                                      VOTING
                                                                                                                     AUTHORITY
                                     TITLE                           SHRS OR   SH/  PUT/ INVESTMENT   OTHER   ----------------------
          NAME OF ISSUER            OF CLASS   CUSIP    VALUE (x$)   PRN AMT   PRN  CALL DISCRETION  MANAGERS    SOLE    SHARED NONE
---------------------------------- --------- ---------  ----------  ---------  ---  ---- ----------  -------- ---------  ------ ----
------------------------------------------------------------------------------------------------------------------------------------
    InSite Vision Incorporated       Common  457660108      $1,112  1,002,245  SH         DEFINED             1,002,245
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IntraBiotics Pharmaceuticals, Inc.   Common  46116T100        $564  1,225,209  SH         DEFINED             1,225,209
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  La Jolla Pharmaceutical Company    Common  503459109      $4,402  1,033,265  SH         DEFINED             1,033,265
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        Landec Corporation           Common  514766104        $547    252,048  SH         DEFINED               252,048
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Neurobiological Technologies, Inc.   Common  64124W106      $1,622    553,750  SH         DEFINED               553,750
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           Novoste Corp.             Common  67010C100        $454     97,900  SH         DEFINED                97,900
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     Oxford GlycoSciences Plc      Sponsored 691464101      $1,080    474,698  SH         DEFINED               474,698
                                      ADR
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    Proton Energy Systems Inc.       Common  74371K101      $1,514    714,286  SH         DEFINED               714,286
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            Roxio Inc.               Common  780008108        $233     76,749  SH         DEFINED                76,749
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   Sciclone Pharmaceuticals Inc.     Common  80862K104      $3,711  1,257,860  SH         DEFINED             1,257,860
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   Targeted Genetics Corporation     Common  87612M108        $114    200,000  SH         DEFINED               200,000
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  Texas Biotechnology Corporation    Common  88221T104      $1,224    400,000  SH         DEFINED               400,000
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          Versicor, Inc.             Common  925314106        $409     48,000  SH         DEFINED                48,000
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      ViroPharma Incorporated        Common  928241108        $587    581,043  SH         DEFINED               581,043
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         [Repeat as necessary]

                           FORM 13F INFORMATION TABLE

              COLUMN 1              COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
---------------------------------- --------- ---------  ----------  -------------------- ----------  -------- ----------------------
                                                                                                                      VOTING
                                                                                                                     AUTHORITY
                                     TITLE                           SHRS OR   SH/  PUT/ INVESTMENT   OTHER   ----------------------
          NAME OF ISSUER            OF CLASS   CUSIP    VALUE (x$)   PRN AMT   PRN  CALL DISCRETION  MANAGERS   SOLE   SHARED   NONE
---------------------------------- --------- ---------  ----------  ---------  ---  ---- ----------  --------   ---- ---------- ----
------------------------------------------------------------------------------------------------------------------------------------
        Allos Therapeutics          Common   019777101     $21,200  2,500,000   SH         OTHER                     2,500,000
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         Axcan Pharma Inc.          Common   054923107     $23,975  2,500,000   SH         OTHER                     2,500,000
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 CollaGenex Pharmaceuticals, Inc.   Common   19419B100      $6,300  1,000,000   SH         OTHER                     1,000,000
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IntraBiotics Pharmaceuticals, Inc.  Common   46116T100        $805  1,750,000   SH         OTHER                     1,750,000
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          Valentis, Inc.            Common   91913E104         $73    253,132   SH         OTHER                       253,132
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     [Repeat as necessary]